Employee Benefit Plans (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Employee Benefit Plans
Contributions amounted	$ 58,600	$ 53,400	$ 112,400	$ 90,700
Employee's Deferral Over	3.00%	50.00%
Employee's Deferral			3.00%	5.00%
Matching contribution Pay Over	100.00%